Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sweep Shares Prospectus | Sweep Shares
Prospectus [Line Items]
Annual Return [Percent]	4.87%	4.71%	1.29%	0.02%	0.24%	1.66%	1.23%	0.26%	0.01%	none
Schwab Prime Advantage Money Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	5.12%	5.03%	1.54%	0.04%	0.44%	2.07%	1.78%	0.81%	0.25%	0.01%
Schwab Government Money Fund - Investor & Ultra Shares | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	4.98%	4.81%	1.36%	0.02%	0.30%	1.90%	1.50%	0.50%	0.05%
Schwab Treasury Obligations Money Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	4.96%	4.85%	1.40%	0.01%	0.27%	1.90%	1.50%	0.58%	0.06%	none
Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Prospectus [Line Items]
Annual Return [Percent]	5.14%	4.97%	1.47%	0.01%	0.41%	2.07%	1.68%	0.70%
Schwab U.S. Treasury Money Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	4.97%	4.72%	1.26%	0.02%	0.27%	1.84%
Schwab AMT Tax-Free Money Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	3.07%	3.02%	0.90%	0.02%	0.34%	1.19%	1.20%	0.48%	0.12%	0.02%
Schwab Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	3.08%	3.05%	0.92%	0.02%	0.35%	1.20%	1.14%	0.48%	0.12%	0.03%
Schwab California Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	2.78%	2.58%	0.87%	0.03%	0.33%	1.10%	1.10%	0.45%	0.12%	0.03%
Schwab New York Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	3.06%	3.03%	0.92%	0.06%	0.34%	1.18%	1.16%	0.56%	0.12%	0.02%